MEZZANINE EQUITY - Company's Series A Preferred Shares activities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	¥ 1,730,477,756
Ending balance		¥ 1,730,477,756
Series A Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	29,751,569	29,751,569	¥ 2,707,910
Issuance of preferred shares			27,043,659
Conversion to shares	(33,042,477)
Foreign currency translation adjustment	¥ 3,290,908
Ending balance		¥ 29,751,569	¥ 29,751,569